T. ROWE PRICE Retirement 2030 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 32.9%
T. Rowe Price Funds:
New Income Fund  3,292,894 497,590 264,805 447,402,885 3,628,437
Limited Duration Inflation Focused
Bond Fund  1,351,391 644,347 169,961 387,183,259 1,819,761
International Bond Fund (USD
Hedged)  1,306,892 112,249 85,604 156,353,009 1,349,327
U.S. Treasury Long-Term Index
Fund  917,882 31,551 147,588 120,745,902 894,727
Dynamic Global Bond Fund  760,488 86,630 60,228 102,781,343 769,832
Emerging Markets Bond Fund  615,314 105,282 75,821 71,000,046 709,291
High Yield Fund  546,155 56,617 67,989 90,774,025 541,921
Floating Rate Fund  174,120 14,178 22,338 18,001,725 162,916
Dynamic Credit Fund  104,145 36,870 10,453 14,837,590 130,422
Total Bond Funds (Cost $10,776,602) 10,006,634
EQUITY FUNDS 64.8%
T. Rowe Price Funds:
Value Fund  2,920,283 162,911 269,242 59,572,947 3,146,047
Growth Stock Fund  2,861,672 483,473 303,954 26,715,844 2,766,426
International Value Equity Fund  1,692,608 60,583 321,614 63,898,595 1,700,981
Equity Index 500 Fund  1,932,577 47,083 232,145 9,496,678 1,698,196
U.S. Large-Cap Core Fund  2,012,412 144,668 532,149 36,677,318 1,632,874
Overseas Stock Fund  1,511,903 45,469 187,129 91,530,056 1,629,235
Real Assets Fund  1,277,207 52,679 365,686 63,583,472 1,334,617
International Stock Fund  1,290,189 124,975 154,359 57,142,568 1,287,993
Hedged Equity Fund  902,273 166,937 111,044 75,546,954 1,005,530
Emerging Markets Discovery Stock
Fund  571,324 31,358 143,703 31,151,578 649,822
Mid-Cap Value Fund  642,121 36,977 125,961 17,941,011 639,418
Emerging Markets Stock Fund  474,568 11,702 70,249 11,861,059 599,458
Mid-Cap Growth Fund  672,035 38,627 156,460 5,551,186 561,947
New Horizons Fund (2) 281,656 80,717 37,880 6,099,013 348,437
Small-Cap Stock Fund  335,830 24,805 49,928 5,564,869 346,580
Small-Cap Value Fund  405,779 37,433 130,970 6,139,741 341,983
Total Equity Funds (Cost $11,171,665) 19,689,544
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  3,537 774,862 774,038 44,627 4,314
Total Other Mutual Funds (Cost $4,324) 4,314

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds  2.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (3) 437,353 2,061,444 1,852,505 646,291,624 646,292
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 3.646%,
5/14/26 (4) 45,000,000 44,672
Total Short-Term Investments (Cost $690,958) 690,964
Total Investments in Securities 100.0%
(Cost $22,643,549) $ 30,391,456
Other Assets Less Liabilities (0.0)% (11,666)
Net Assets 100.0% $ 30,379,790
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,385 MSCI EAFE Index contracts 3/26 (219,183) $ (16,388)
Short, 484 Russell 2000 E-Mini Index contracts 3/26 (63,760) (1,960)
Long, 79 S&P 500 E-Mini Index contracts 3/26 27,212 (212)
Net payments (receipts) of variation margin to date 20,064
Variation margin receivable (payable) on open futures contracts $ 1,504

T. ROWE PRICE Retirement 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (8) $ (140) $ 6,277
Dynamic Global Bond Fund  (3,304) (17,058) 25,429
Emerging Markets Bond Fund  (7,538) 64,516 32,029
Emerging Markets Discovery Stock Fund  21,505 190,843 30,486
Emerging Markets Stock Fund  3,864 183,437 10,531
Equity Index 500 Fund  347,207 (49,319) 17,837
Floating Rate Fund  (337) (3,044) 9,683
Growth Stock Fund  549,824 (274,765) 3,165
Hedged Equity Fund  53,662 47,364 13,396
High Yield Fund  (2,555) 7,138 30,284
International Bond Fund (USD Hedged)  (3,447) 15,790 39,950
International Stock Fund  115,312 27,188 37,476
International Value Equity Fund  174,231 269,404 55,722
Limited Duration Inflation Focused Bond Fund  (6,917) (6,016) 71,238
Mid-Cap Growth Fund  50,867 7,745 4,231
Mid-Cap Value Fund  31,904 86,281 12,981
New Horizons Fund  33,212 23,944 —
New Income Fund  (8,275) 102,758 126,440
Overseas Stock Fund  64,584 258,992 43,019
Real Assets Fund  78,144 370,417 49,152
Small-Cap Stock Fund  31,540 35,873 2,460
Small-Cap Value Fund  50,478 29,741 5,227
Transition Fund  (1,996) (47) 536
U.S. Large-Cap Core Fund  245,083 7,943 19,678
U.S. Treasury Long-Term Index Fund  (44,222) 92,882 28,192
Value Fund  156,912 332,095 45,519
U.S. Treasury Money Fund, 3.76% — — 12,507
Totals $ 1,929,730# $ 1,803,962 $ 733,445+

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
#
Capital gain distributions from underlying Price funds represented $860,750 of the net realized gain (loss).
+
Investment income comprised $733,445 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2030 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2030 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F142-054Q3 02/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 10,006,634 $ — $ — $ 10,006,634
Equity Funds 19,689,544 — — 19,689,544
Other Mutual Funds 4,314 — — 4,314
Short-Term Investments 646,292 44,672 — 690,964
Total $ 30,346,784 $ 44,672 $ — $ 30,391,456
Liabilities
Futures Contracts* $ 18,560 $ — $ — $ 18,560
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.